Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 4	$ 15	$ 19
Total current assets	4	15	19
Total assets	4	15	19
Current liabilities:
Accounts payable	48,567	46,168	24,745
Total current liabilities	48,567	46,168	24,745
Long term liabilities:
Note payable - shareholder	35,095	27,578	11,958
Note payable - other	34,541	34,541	34,541
Total long term liabilities	69,636	62,119	46,499
Total liabilities	$ 118,203	$ 108,287	$ 71,244
Stockholders' equity (deficit)
Preferred stock value
Common stock value	$ 1,470	$ 1,470	$ 1,470
Additional paid-in capital	58,941	58,941	58,941
Accumulated deficit	(178,610)	(168,683)	(131,636)
Total stockholders' equity (deficit)	(118,199)	(108,272)	(71,225)
Total liabilities and stockholders' equity (deficit)	$ 4	$ 15	$ 19